UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811‑23940
Gemcorp Commodities Alternative Products Fund
(Exact name of registrant as specified in charter)
12 East 49th Street, 18th Floor, New York, NY 10017
(Address of principal executive offices) (Zip code)
1‑646‑979‑8494
(Registrant’s telephone number, including area code)
Ahmad Al‑Sati
Gemcorp Capital Advisors LLC
12 East 49th Street, 18th Floor
New York, NY 10017
(Name and address of agent for service)
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.
(a)

GEMCORP CAPITAL

Gemcorp Commodities Alternative Products Fund

ANNUAL REPORT

December 31, 2024

Table of Contents

Gemcorp Commodities Alternative Products Fund	Statement of Assets and Liabilities

December 31, 2024

ASSETS
Cash	$100,000
Deferred offering costs	161,653
Total assets	261,653

LIABILITIES
Accrued offering costs	$161,653
Total liabilities	161,653
NET ASSETS	$100,000

COMPOSITION OF NET ASSETS
Paid‑in capital	$100,000
NET ASSETS	$100,000

Net Assets Attributable to:

Class I Shares	100,000

$100,000

Shares Outstanding:
Shares of Class I common stock outstanding, unlimited number of shares authorized at par of $ 0.001	10,000

10,000

Net Asset Value per Share:
Class I Shares	$10.00

See Notes to Financial Statements
Annual Report | December 31, 2024	1

Gemcorp Commodities Alternative Products Fund	Statement of Operations
December 31, 2024

For the Period December 31, 2024 (Inception) to December 31, 2024

INVESTMENT INCOME
Total investment income	$–

EXPENSES
Total expenses	–
NET INVESTMENT INCOME	$–

NET REALIZED GAIN/(LOSS) AND CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) FROM PRIVATE ASSETS AND FOREIGN CURRENCY TRANSACTIONS
Total net realized gain/(loss) from Private Assets and foreign currency	$–

Net change in unrealized appreciation (depreciation)	$–
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$–

See Notes to Financial Statements
2

Gemcorp Commodities Alternative Products Fund	Statement of Changes in Net Assets

December 31, 2024

For the Period December 31, 2024 (Inception) to December 31, 2024

OPERATIONS
Net investment income	$–
Net realized gain/(loss) from private assets and foreign currency	–
Net change in unrealized appreciation (depreciation)	–
Net increase in net assets resulting from operations	–

DISTRIBUTIONS
Class I

CAPITAL SHARE TRANSACTIONS
Class I

Net increase in net assets from capital share transactions	–

NET ASSETS
Beginning of period	100,000
End of period	$100,000

Fund Share Transactions
Class I
Beginning Shares	10,000
Ending Shares	10,000

See Notes to Financial Statements
Annual Report | December 31, 2024	3

Gemcorp Commodities Alternative Products Fund	Financial Highlights
December 31, 2024

For the Period December 31, 2024 (Inception) to December 31, 2024
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)	–
Net realized and unrealized gain on investments	–
Total income from investment operations	–

DISTRIBUTIONS
From net investment income	–
From net realized gain on investments	–
Total distributions	–

NET ASSET VALUE, END OF PERIOD	$10.00

TOTAL RETURN	–%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$100

RATIOS TO AVERAGE NET ASSETS
Ratio of gross expenses to average net assets	0.00%
Ratio of net expenses to average net assets	0.00%
Net investment income	0.00%

PORTFOLIO TURNOVER RATE	0%

See Notes to Financial Statements
4

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

1. Organization

The Gemcorp Commodities Alternative Products Fund (the “Fund”) is a closed‑end management investment company that operates as an interval fund and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on February 16, 2024. Gemcorp Capital Advisors LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day‑to‑day investment management services to the Fund. The Fund is non‑diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities. No holder of Shares (each, a “Shareholder” and collectively, “Shareholders”) will have the right to require the Fund to redeem its Shares. In addition, no public market exists for the Shares and the Fund does not expect any trading market to develop for Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.
The Fund intends to offer two separate classes of shares of beneficial interest designated as Class I and Class U (the “Class I Shares” and “Class U Shares,” respectively). The Fund has been inactive since the date it was organized except for matters relating to the Fund’s establishment, designation and the registration of 10,000 Class I Shares at par of $0.001 per share to the Gemcorp Cap Feeder Fund, L.P. on December 6, 2024 for $100,000 at a net asset value (“NAV”) of $10.00 per share, which represents the seed investment.
Only Class I Shares have been issued as of the date of the accompanying financial statements. Class I Shares and Class U Shares are subject to different fees and expenses. In the future, other classes of Shares may be offered.
The Fund’s investment objective is to provide risk-adjusted returns across various types of market cycles (i.e., periods of positive and negative macro trends in the markets), by investing in a globally diversified portfolio of liquid and illiquid instruments, securities, derivatives and supply chain financings that are commodity-related or commodity-linked, as applicable. The Fund may also utilize physical commodities as collateral for loan transactions or part of supply chain financing transactions. The Fund seeks to achieve its investment objective by (1) providing exposure to asset classes that require specialized expertise (commodities); (2) sourcing differentiated investments through proprietary research and an understanding of the commodities markets; (3) focusing

Annual Report | December 31, 2024	5

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

on risk management; and (4) allocating capital opportunistically among different investment strategies within the commodities space based on the Adviser’s assessment of opportunities and their relative value.
Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in commodity-related and commodity-linked instruments, securities, derivatives, supply chain financings and physical gold.
The Fund will allocate its investments in credit and equity investments across any number of the following strategies:
(a) commodity-linked credit, which broadly includes syndicated loans and bonds, first lien loans, second lien loans, unitranche loans, mezzanine debt and credit derivatives (including swaps) made in respect of companies for which a primary or material focus is the production, distribution or sale of commodities (“Commodity- Related Companies”) and countries where at least 50% of a given country’s share of allocated merchandise exports results from commodities as defined by the United Nations Conference on Trade and Development or enterprises owned by such countries (“Commodity-Related Sovereigns”);
(b) commodity-linked equities, which include common and preferred equity, limited partnership interests in commodity-related vehicles and private investments in public equity (“PIPES”) and equity derivatives made in respect of Commodity-Related Companies and Commodity-Related Sovereigns;
(c) supply chain financing (trade finance, physical commodity financings and procurement financings);
(d) exposure to physical commodities through long and short derivative positions; and
(e) physical gold.
2. Accounting Policies

Basis of Preparation and Use of Estimates
The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying

6

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Valuation of Investments
The most significant estimate inherent in the preparation of the financial statements is the valuation of investments
The Fund accounts for its investments in accordance with U.S. GAAP, and fair values its investment portfolio in accordance with the provisions of the FASB ASC Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Investments are reflected in the financial statements at fair value. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (i.e., the exit price)
Pursuant to Rule 2a‑5 under the 1940 Act adopted by the SEC in December 2020 (“Rule 2a‑5”), the Board has elected to designate the Adviser as “valuation designee” to perform fair value determinations, subject to Board oversight and certain other conditions. In the absence of readily available market quotations, as defined by Rule 2a‑5, the Adviser determines the fair value of the Fund’s investments in accordance with its written valuation policy approved by the Board. There is no single method for determining fair value in good faith. As a result, determining fair value requires judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments held by the Fund. Due to the uncertainty of valuation, this estimate may differ significantly from the value that would have been used had a ready market for the investments existed, and the differences could be material.
The Fund determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction at the measurement date. When considering market participant assumptions in fair value measurements, the following fair value hierarchy prioritizes and ranks the level of market price observability used in measuring investments:

Annual Report | December 31, 2024	7

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

• Level I – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access as of the reporting date.
• Level II – Inputs, other than quoted prices included in Level I, that are observable either directly or indirectly as of the reporting date. These inputs may include (a) quoted prices for similar assets in active markets, (b) quoted prices for identical or similar assets in markets that are not active, (c) inputs other than quoted prices that are observable for the asset, or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.
• Level III – Pricing inputs are unobservable for the investment and little, if any, active market exists as of the reporting date. Fair value inputs require significant judgment or estimation from the Adviser.
In certain cases, inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input significant to that fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.
In certain cases, inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the determination of which category within the fair value hierarchy is appropriate for any given investment is based on the lowest level of input significant to that fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the investment.
Market price observability is impacted by a number of factors, including the type of investment, the characteristics specific to the investment and the state of the marketplace (including the existence and transparency of transactions between market participants). Investments with readily available actively quoted prices, or for which fair value can be measured from actively quoted prices in an orderly market, will generally have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
Investments for which observable, quoted prices in active markets do not exist are reported at fair value based on Level III inputs. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including assumptions the Adviser

8

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

believes market participants would use in valuing investments and assumptions relating to appropriate risk adjustments for nonperformance and lack of marketability), as provided for in the Adviser’s valuation policy.
An estimate of fair value is made for each investment at least monthly taking into account information available as of the reporting date and is subject to review by the Board on a quarterly basis.
Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of the Fund’s Board of Trustees (“Board”) and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the Securities and Exchange Commission (“SEC”) of the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The amount of the organizational costs and offering costs recorded by the Fund are $538,791 and $161,653, respectively.
The Investment Manager has agreed to reimburse the Fund’s organizational costs and offering costs already incurred and any additional costs incurred prior to the commencement of operations of the Fund. Organizational costs are expensed as incurred and are subject to recoupment by the Investment Manager in accordance with the Fund’s expense limitation agreement discussed in Note 4. As of December 6, 2024, the Fund’s seed financial statement date, the Investment Manager has incurred $538,791 of organizational costs which is subject to recoupment through December 31, 2027. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 4, are accounted for as a deferred charge until Fund shares are offered to the public and will thereafter, be amortized to expense over twelve months on a straight-line basis. As of December 31, 2024, the Investment Manager has incurred $161,653 of offering costs.
Federal Income Taxes
The Fund intends to qualify as a regulated investment company (a “RIC”) for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes out all of its income and gains each year.

Annual Report | December 31, 2024	9

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for federal income tax purposes. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences arising primarily from partnerships and passive foreign investment company investments.
Distributions are determined in accordance with federal income tax regulations, which differ from U.S. GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote
Segment Reporting
The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for the day‑to‑day management of the Fund. The Fund is a party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the investment manager is deemed to be the Chief Operating Decision Maker.

10

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

3. Capital Stock

Pursuant to exemptive relief obtained from the SEC, the Fund is permitted to offer multiple classes of Shares. The Fund is currently authorized to offer two separate classes of Shares, designated as Class I Shares and Class U Shares. Only Class I Shares have been issued as of the date of the accompanying financial statements. Class I Shares and Class U Shares are subject to different fees and expenses.
While the Fund presently intends to offer two classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Class I Shares or Class U Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2) voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; (7) any conversion features, as permitted under the Investment Company Act.
Neither Class I Shares nor Class U Shares are subject to any initial sales charge. However, investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by the Fund’s administrator, SS&C Technologies, Inc. (the “Administrator”). The returned check and stop payment fee are currently $25.
Shares are generally offered for purchase on monthly basis, except that Shares may be offered less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.
Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Fund. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time.
The Fund is not expected to conduct any repurchase offer before February 15, 2025. The Fund is an “interval fund” pursuant to which it, subject to applicable law, will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding Shares at net asset value (“NAV”). In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding

Annual Report | December 31, 2024	11

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

Shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any securities exchange and it is not anticipated that a secondary market for Shares will develop. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to shareholders, you should consider the Shares to have limited liquidity.
In each repurchase offer, the Fund will offer to repurchase its Shares at their NAV as determined as of approximately February 15, May 15, August 15 and November 15, of each year, as applicable (each, a “Valuation Date”). Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. In determining whether the Fund should offer to repurchase Shares from Shareholders pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Investment Manager as well as a variety of other operational, business and economic factors.
A Shareholder who tenders for repurchase only a portion of its Shares in the Fund will be required to maintain a minimum account balance of $1,000,000. Subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules promulgated thereunder, the Fund reserves the right to reduce the amount to be repurchased from a Shareholder so that the required minimum account balance is maintained. Such minimum capital account balance requirement may also be waived by the Board in its sole discretion, subject to applicable federal securities laws.
4. Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager an Investment Management equal to 1.50%. The Management Fee is calculated and payable quarterly

12

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

in arrears at the annual rate of 1.50% of the quarter‑end value of the Fund’s Net Assets. No Management Fee was charged in the period ended December 31, 2024 on the Statement of Operations due to there being no investment operations in the Fund.
Pursuant to the Investment Management Agreement, the Fund pay the Investment Manager an Incentive Fee 15%. The Incentive Fee is calculated based on an “Incentive Fee Rate” of 15%, multiplied by the amount by which the “Adjusted NAV” (as defined below) of each Class of the Fund exceeds its “Prior High NAV” (as defined below), if the Adjusted NAV exceeds its “Hurdle NAV” (as defined below).
The “Adjusted NAV” of a Class of the Fund is the net asset value at the end of the relevant period, after such net asset value is adjusted for (i) any distributions with respect to or repurchases of Shares; (ii) any net realized or unrealized appreciation and depreciation attributable to the Fund during the relevant period, determined at the time of such exchange,; and (iii) any accruals of the Incentive Fee during the relevant period.
The “Hurdle NAV” will be the product of the Prior High NAV of the applicable Class of the Fund multiplied by a value, expressed as a percentage, equal to 100% plus a “Hurdle Rate” of 5%.
The “Prior High NAV” is the net asset value of the applicable Class of the Fund immediately following the date as of which the last Incentive Fee was determined (or if no Incentive Fee has yet been determined, the net asset value at the initial issuance of the Fund adjusted, if necessary, for any distributions with respect to or repurchases of Shares).
The Incentive Fee will be paid annually in arrears as of December 31 of each year. In cases where the Incentive Fee is calculated for a period other than a full calendar year, the Hurdle Rate for such period will be reduced pro rata based on upon the number of days in such period.
The Board will periodically review the Investment Advisory Agreement to determine, among other things, whether the fees payable under such agreement are reasonable considering the services provided.
The Adviser and the Fund have entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”) beginning on the effective date of the Investment Management Agreement and ending on December 31, 2025 (the “Limitation Period”) in respect of each of Class I Shares and Class U Shares under which the Adviser has agreed contractually to waive its Management Fee and/

Annual Report | December 31, 2024	13

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

or reimburse the Fund’s initial organizational and offering costs, as well as the Fund’s operating expenses on a monthly basis to the extent that the Fund’s monthly total annualized fund operating expenses in respect of each class (excluding (i) expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, brokerage costs, the Fund’s proportionate share of expenses related to co‑investments, litigation and extraordinary expenses, (ii) Incentive Fees and (iii) any distribution and/or shareholder servicing fees) exceed 3.5% of the month‑end NAV of such class (the “Expense Cap”).
In consideration of the Adviser’s agreement to waive its Management Fee and/ or reimburse the Fund’s operating expenses, the Fund has agreed to reimburse or pay the Adviser in the amount of any waived Management Fees and Fund expenses reimbursed in respect of each of Class I Shares and Class U Shares, subject to the limitation that a reimbursement (an “Adviser Recoupment”) will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the Adviser; and (ii) the Adviser Recoupment does not cause the Fund’s total annual operating expenses to exceed the Expense Cap of such class. In addition, for any month in which the Fund’s aggregate monthly Other Operating Expenses (as that term is defined in the Expense Limitation and Reimbursement Agreement) exceed the Expense Cap, the Adviser shall make a Required Expense Payment (as that term is defined in the Expense Limitation and Reimbursement Agreement) to the extent necessary to eliminate such excess. The Adviser may also directly pay expenses on behalf of the Fund and waive reimbursement under the Expense Limitation and Reimbursement Agreement. See “Fund Expenses-Expense Limitation and Reimbursement Agreement” for additional information. The Expense Limitation and Reimbursement Agreement will remain in effect throughout the Limitation Period (including any extensions thereof), unless terminated by the Fund’s Board of Trustees upon thirty (30) days written notice to the Adviser. The Expense Limitation and Reimbursement Agreement may be renewed by the mutual agreement of the Adviser and the Fund for successive terms of one year. Unless so renewed, the Expense Limitation and Reimbursement Agreement will terminate automatically at the end of the Limitation Period. The Expense Limitation and Reimbursement Agreement will also terminate automatically upon the termination of the Advisory Agreement, unless a new investment advisory agreement with the Adviser (or with an affiliate under common control with the Adviser) becomes effective upon such termination.

14

Gemcorp Commodities Alternative Products Fund	Notes to Financial Statements

December 31, 2024

5. Other Agreements

Distribution Agreement
SS&C Technologies, Inc. (“SS&C”), (the “Distributor”) is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Fund in connection with the continuous offering of shares of the Fund.
Fund Administration Agreement
The Fund has retained the Administrator, SS&C, to provide administrative services, and to assist with operational needs. In consideration for these services, the Fund pays the Administrator a minimum monthly administration fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out‑of‑pocket expenses relating to services provided to the Fund, and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund and the Administrator.
Custodian Agreement
Citibank Bank, N.A. (the “Custodian”) serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non‑U.S. sub‑custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non‑U.S. sub‑custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum monthly custodian fee.
6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the date of the accompanying financial statements, Gemcorp CAP Feeder Fund L.P. owned 100% of the outstanding shares.

Annual Report | December 31, 2024	15

Gemcorp Commodities Alternative Products Fund	Report of Independent Registered Public Accounting

December 31, 2024

To the Shareholders and the Board of Trustees of Gemcorp Commodities Alternative Products Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Gemcorp Commodities Alternative Products Fund as of December 31, 2024, the related statements of operations and changes in net assets and the financial highlights for the period December 31, 2024 (inception) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024 and the results of its operations, the change in net assets, and the financial highlights for the period December 31, 2024 (inception) through December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of cash owned as of December 31, 2024 by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2025

16

Gemcorp Commodities Alternative Products Fund	Approval of Investment Advisory Agreement

December 31, 2024 (Unaudited)

At a meeting held on September 4, 2024, the Board of Trustees (the “Board”) of Gemcorp Commodities Alternative Products Fund, a Delaware statutory trust (the “Fund”), approved the investment advisory agreement (the “Advisory Agreement”) between the Fund and Gemcorp Capital Advisors LLC, a Delaware limited liability company (the “Adviser”), for an initial two‑year period. Also, by a unanimous vote, the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Fund (the “Independent Trustees”), separately voted to approve the Advisory Agreement. In considering whether to approve the Advisory Agreement, the Board reviewed various materials from the Adviser, which included: (i) information concerning the services proposed to be provided to the Fund by the Adviser; (ii) the capabilities and experience of the Adviser in employing an investment program involving private asset investing across global markets; (iii) the proposed fees and expenses of the Fund; (iv) information on the estimated profitability of the Adviser and its affiliates, taking into account their cost of providing services; and (v) other potential benefits to the Adviser from its relationship with the Fund. The Board also reviewed and considered a memorandum from counsel to the Fund describing the responsibilities of Trustees in connection with the Board’s consideration of approval of a new investment advisory agreement. In particular, the Board considered the following:
(a) The Nature, Extent and Quality of Services Proposed to be Provided by the Adviser
The Trustees reviewed the presentations the Adviser provided to the Board regarding services proposed to be provided to the Fund. The Trustees noted the importance of the Adviser having adequate resources and, in this regard, noted although the Adviser is recently organized, it is under common control with GemCorp Capital Management Limited (“GCM”), which has operated a profitable asset management business for over ten years. The Trustees also took into account the Adviser’s representation that its current financial condition and support from its affiliates should enable the Adviser to provide quality services to the Fund. In connection with the broad scope of proposed investment advisory services to be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the proposed management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies. In this regard, the Board also considered the experience of the individuals responsible for the management and operation of the Fund’s assets in managing funds and other alternative investment vehicles. The Board noted that the Adviser would provide, at its own expense, facilities necessary for the operation of the Fund and it would make certain of its personnel available to serve as the senior officers of the Fund, including the Chief Executive Officer and the Chief Financial Officer. The Board found that the information provided supported the determination that the Fund should receive the services required from the Adviser under the Advisory Agreement and that these services should be of reasonable quality.

Annual Report | December 31, 2024 (Unaudited)	17

Gemcorp Commodities Alternative Products Fund	Approval of Investment Advisory Agreement

December 31, 2024 (Unaudited)

(b) Investment Performance of the Fund and Adviser
The Board recognized that neither the Adviser nor GCM presently manage a fund / vehicle with a substantially similar strategy to the Fund. Thus, past performance was not a material factor in the Board’s evaluation of the Advisory Agreement.
(c) Cost of the Services Proposed to be Provided and Profits Realized by the Adviser from its Relationship with the Fund
The Trustees reviewed the cost of services proposed to be provided by the Adviser and the fees paid under the Advisory Agreement. The Trustees considered that under the Advisory Agreement the Fund would pay the Adviser a fixed annual management fee rate of 1.50% of net assets. The Trustee also reviewed the proposed incentive fee to be paid under the Advisory Agreement which is proposed to be calculated at the rate of 15%, multiplied by the amount by which the adjusted net asset value (“NAV”) of each class of the Fund exceeds its prior high NAV, if the adjusted NAV exceeds its hurdle NAV. They reviewed, in particular, the mechanics of the incentive fee and the potential effects of its implementation. The Trustees also took into account the expected effect of the proposed expense limitation/cap as well as the proposed fee waiver agreement proposed by the Adviser. Based on its review, the Board concluded that the information provided and discussed supported the determination that the proposed management fees for the Fund were fair and reasonable in light of the extent and quality of services proposed to be provided to the Fund.
In reaching this conclusion, the Trustees also considered the estimated profitability to be realized by the Adviser and its affiliates from the relationship with the Fund as well as other factors discussed below. The Trustees observed the lack of any meaningful profitability from the Fund expected in the first year.
(d) Other Benefits
The Trustees then considered the potential direct and indirect benefits to the Adviser and its affiliates from its relationship with the Fund, including the fees paid pursuant to the Advisory Agreement. The Board concluded that the Fund would benefit from those services and that the benefits to the Adviser derived from these relationships seemed fair and reasonable.
(e) Economies of Scale
The Trustees then noted that economies of scale may be realized when a fund’s assets increase significantly. The Trustees observed that because the Fund is newly formed and the eventual aggregate amount of Fund assets is uncertain, the Trustees did not consider specific information concerning the extent to which economies of scale would

18

Gemcorp Commodities Alternative Products Fund	Approval of Investment Advisory Agreement

December 31, 2024 (Unaudited)

be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Trustees determined that they would revisit this issue after the initial two‑year term of the Advisory Agreement.
Conclusion
Based on all of the foregoing, and such other matters as were deemed relevant, the Board found the proposed fee structure under the Advisory Agreement to be fair and reasonable in light of the services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved the Advisory Agreement for an initial two‑year period.

Annual Report | December 31, 2024 (Unaudited)	19

GEMCORP
CAPITAL

+44 (0) 20 3837 1120
info@gemcorp.net

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to the Fund’s Code of Ethics.

(d)	During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	Not applicable.

(f)	The registrant’s code of ethics referred to in Item 2(a) above is attached as an Exhibit 19(a)(1), hereto.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees have determined that the registrant has at least one audit committee financial expert serving on its audit committee. The registrant’s board of trustees have determined that Bradley Dietz is an audit committee financial expert. Mr. Dietz is “independent” as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

December 31, 2024 - $12,500.00

Audit fees represent the aggregate fees billed for the fiscal year ended December 31, 2024 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

(b)	Audit-Related Fees

December 31, 2024 - $0

The registrant was not billed for any fees for the fiscal year ended December 31, 2024 for assurance and related services that were reasonably related to the performance of the audit of the registrant’s financial statement and not otherwise included under “Audit Fees” above.

(c)	Tax Fees

December 31, 2024 - $ 4,000.00

“Tax fees” shown above were for the preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

December 31, 2024- $0

The registrant was not billed any fees for products and services not otherwise included in items (a) – (c) shown above for the fiscal year ended December 31, 2024.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures

The Audit Committee is required to pre-approve the audit and non-audit services performed by the Auditor in order to ensure that the provision of such services to the Fund does not impair the independence of the Auditor. Unless a type of service to be provided by the Auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved fee levels will require specific pre-approval by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024
Audit Related	76%
Tax Fees	24%
Other Fees	N/A

(f)

During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

December 31, 2024 - $0

(h)

The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

(a)	The schedule of investments is included as part of the Reports to Stockholders filed under Item 1(a) of this report.

(b)	Not applicable to registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to registrant.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to registrant.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract for the Registrant is included as part of the Report to Stockholders filed under Item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

See attached Appendix A for the Advisor’s proxy voting policy.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  Portfolio Manager

Portfolio Manager

The following is the portfolio manager as of the date of the filing of this report who is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments.

Name	Position(s) Held with Trust	Principal Occupations Last 5 Years

Ahmad Al-Sati	President and Principal Executive Officer	Investment Professional

(a)(2)

Not applicable.

Potential Conflicts of Interest

No material potential conflicts of interest may arise in connection with the Portfolio Manager’s management of the registrant’s investments.

(a)(3)

Portfolio managers are compensated with an annual salary and a discretionary year-end annual bonus, the amount of which is based on a multitude of quantitative and qualitative factors and are benchmarked against peers and local markets. Depending on seniority within the firm, portfolio managers also may be eligible to receive performance fees from private funds that they manage that vest over time. Performance fees can make up a significant portion of a portfolio manager’s overall compensation, and primarily are based on the investment performance of the private funds managed by the portfolio manager. This compensation structure aligns a portfolio manager’s and investors’ long-term interests and helps the Adviser retain talented investment personnel. Portfolio managers also may receive discretionary compensation through awards under the Adviser’s equity incentive plan.

(a)(4)

As of December 31, 2024, the Portfolio Manager’s ownership of the Fund was as follows:

Portfolio Manager	Dollar Range of Shares Owned
Ahmad Al-Sati	None

(b) Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within 90 days of the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is attached hereto as Exhibit 19(a)(1) Ex99.Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable

(b)

The certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gemcorp Commodities Alternative Products Fund

By:	/s/ Ahmad Al-Sati
Ahmad Al-Sati
President and Principal Executive Officer

Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ahmad Al-Sati
Ahmad Al-Sati
President and Principal Executive Officer

Date:	March 7, 2025

By:	/s/ Yuri Baidoukov
Yuri Baidoukov
Chief Financial Officer

Date:	March 7, 2025